Provisions	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Provisions
Note 22. Provisions

	As of December 31, 2024	As of December 31, 2023
Noncurrent
Well plugging and abandonment	31,026	12,191
Environmental remediation	2,032	148

Total noncurrent provisions	33,058	12,339

	As of December 31, 2024	As of December 31, 2023
Current
Environmental remediation	2,484	936
Well plugging and abandonment	1,412	3,096
Contingencies	14	101

Total current provisions	3,910	4,133

22.1 Provision for well plugging and abandonment
According to applicable regulations in the countries where the Company (either directly or indirectly through its subsidiaries) conducts oil and gas exploration and production activities, it should carry costs related to well plugging and abandonment. As of December 31, 2024 and 2023, the Company has a trust to plug and abandon wells in Mexico; however, it did not grant any asset as security to settle these obligations in Argentina.
The provision for well plugging and abandonment represents the present value of dismantling costs related to oil and gas properties expected to be incurred through the end of each concession, when oil and gas producing wells to cease operations. These provisions were created based on the operator’s or the Company’s internal estimates, as appropriate.
Assumptions based on the current economic context were made, so the Company considers that it is a reasonable basis to estimate future liabilities. These estimates are reviewed periodically to consider substantial changes in assumptions. However, the actual costs of well plugging and abandonment will ultimately depend on future market prices for the plugging and abandonment works needed. Moreover, wells will probably be plugged and abandoned when plots of land cease to produce at economically feasible rates. They will also depend on Crude oil and Natural gas future prices, which are uncertain by nature.
The discount rate used in calculating the provision as of December 31, 2024, ranges between 5.15% and 5.57% whereas it ranges between 4.40% and 11.09% as of December 31, 2023.
The Company conducted a sensibility analysis related to the discount rate. The increase or decrease of such rate by 10% would have 10% impact on well plugging and abandonment.
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	15,287	32,524
Discount for well plugging and abandonment (Note 11.3)	1,312	2,387
Increase (decrease) in the change in capitalized estimates (Note 13)	23,325	(930)
(Decrease) in the change in estimates of conventional assets (1)	(7,486)	(18,697)
Foreign exchange differences	—	3

Amounts at end of year	32,438	15,287

(1)
According to Note 3.2.7, the Company carries a payable to Aconcagua since the latter assumes all well plugging and abandonment obligations derived from the Concessions involved in the transaction through the end of the Operating Period. However, the Company still owns 100% of such concessions (Note 1.1).

22.2 Provision for environmental remediation
The Company performs environmental impact assessments for new projects and investments, and the environmental requirements and restrictions imposed on these new projects had no major adverse effects on the Company’s businesses to date.
The Company conducted a sensibility analysis related to the discount rate. The increase or decrease of such rate by 10% would have no significant impact on the environmental remediation obligation.
Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	1,084	1,821
Increases (Note 10.2)	359	485
Increase in the change in estimates of conventional assets (1)	3,442	624
Foreign exchange differences	(369)	(1,846)

Amounts at end of year	4,516	1,084

(1)
According to Note 3.2.7, the Company carries a payable to Aconcagua since the latter assumes all environmental remediation obligations derived from the Concessions involved in the transaction through the end of the Operating Period. However, the Company still owns 100% of such concessions (Note 1.1).

22.3 Provision for contingencies
The Company (directly or indirectly through its subsidiaries) is part of commercial, tax and labor litigations and claims arising from the ordinary course of business. Upon estimating the amounts and likelihood of occurrence, the Company considered its best estimate with the assistance of legal advisors.
The assessment of the estimates may change in the future due to new developments or unknown events upon assessing the provision. Consequently, the adverse resolution of the proceedings and claims assessed could exceed the provision set.
The Company’s total claims, and legal actions amount to 14 and 101, from which it has estimated a probable loss of 14 and 101 as of December 31, 2024 and 2023, respectively.
The Company, considering its legal counsel’s opinion, estimates that the provision amount is sufficient to cover potential contingencies. It has booked a provision or disclosed all claims or other issues in these consolidated financial statements, either individually or in the aggregate.
Below are the changes in the provision for contingencies for the year:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	101	171
Increases (Note 10.2)	688	69
Amounts incurred for payments	(751)	(46)
Foreign exchange differences	(24)	(93)

Amounts at end of year	14	101